Earnings per share	12 Months Ended
Dec. 31, 2022
Earnings per share
Earnings per share

A2. Earnings per share

Basic earnings per share is calculated by dividing the profit after tax attributable to equity holders of the Company by the weighted average number of shares in issue during the year, excluding those held in the Rentokil Initial Employee Share Trust (see note at the bottom of the Consolidated Statement of Changes in Equity) which are treated as cancelled, and including share options for which all conditions have been met.

For diluted earnings per share, the weighted average number of ordinary shares in issue is adjusted to include all potential dilutive ordinary shares. The Group’s potentially dilutive ordinary shares relate to the contingent issuable shares under the Group’s long-term incentive plans (LTIPs) to the extent that the performance conditions have been met at the end of the period. These share options are issued for nil consideration to employees if performance conditions are met.

Adjusted Earnings Per Share is calculated by dividing adjusted profit from continuing operations attributable to equity holders of the Company by the weighted average number of ordinary shares in issue. Adjusted profit measures are explained in Note A1 on page 153.

For the calculation of diluted earnings per share, 1,290,294 share options were anti-dilutive and not included in the calculation of the dilutive effect as at 31 December 2022 (31 December 2021: nil).

Details of the calculation of earnings per share are set out below:

	2022		2021		2020
	£m		£m		£m
Profit attributable to equity holders of the Company	232		263		186
One-off and adjusting items	136		21		8
Amortisation and impairment of intangibles[1]	118		74		82
Net interest adjustments[2]	(18)		(4)		35
Tax on above items[3]	(41)		(18)		(26)
Adjusted profit attributable to equity holders of the Company	427		336		285

Weighted average number of ordinary shares in issue (million)	2,002		1,858		1,853
Adjustment for potentially dilutive shares (million)	12		8		10
Weighted average number of ordinary shares for diluted earnings per share (million)	2,014		1,866		1,863

Basic earnings per share	11.57	p	14.16	p	10.03	p
Diluted earnings per share	11.51	p	14.10	p	9.98	p
Basic Adjusted Earnings Per Share	21.34	p	18.07	p	15.37	p
Diluted Adjusted Earnings Per Share	21.22	p	17.99	p	15.29	p
1.	Excluding computer software.
2.

Includes: net interest credit from pensions £nil (2021: £nil; 2020: £1m); finance costs from hedge accounting recognised in other comprehensive income £nil (2021: £4m; 2020: £5m); IFRS 16 interest adjustment £nil (2021: £nil; 2020: £(2)m); interest fair value adjustment £21m (2021: £nil; 2020: £(38)m); discount unwind £(3)m (2021: £nil; 2020: £nil).

3.	One-off and adjusting items £20m (2021: £2m; 2020: £2m); amortisation and impairment of intangibles £25m (2021: £18m; 2020: £18m); net interest adjustments £(3)m (2021: £(1)m; 2020: £6m).